Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements in deferred tax assets and liabilities
As at January 1	$ (2,343)	$ (4,256)	$ (3,819)
Utilization of previously recognized withholding tax on undistributed earnings	2,323	3,390	1,373
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(3,962)	(1,894)	(1,983)
Deferred tax on amortization of intangible assets	18	18	19
Deferred tax on provision for assets	663	267	(36)
Exchange differences	(247)	132	190
As at December 31	$ (3,548)	$ (2,343)	$ (4,256)